INVESTMENTS (Narrative) (Details) € in Thousands, ₩ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Aug. 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2018
Investments in and Advances to Affiliates [Line Items]
Investments					$ 525						$ 326
Investment write off			$ 131		(0)		$ 0
Realized Investment Gain (Loss)			$ 0		$ 186		0
Mesh Technologies, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest description				less than 1%	less than 1%
Investments															$ 50
Percentage of investment sold				25.00%	25.00%
Investment sold					$ 200
Realized Investment Gain (Loss)					186
GreenFox Logistics, LLC. [Member]
Investments in and Advances to Affiliates [Line Items]
Investments														$ 100
SardineAI Corp [Member]
Investments in and Advances to Affiliates [Line Items]
Investments													$ 50
SardineAI Corp [Member] | Subsequent Event [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of investment sold	85.00%
Investment sold	$ 756
Silver Circle One [Member]
Investments in and Advances to Affiliates [Line Items]
Investments											38
Committed to invest											100
Justt Fintech Ltd (previously Acrocharge Ltd) [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest description		less than 1%	less than 1%
Investments					50
Nilus OS Ltd [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest description		less than 1%	less than 1%
Investments												$ 25
Arrow [Member]
Investments in and Advances to Affiliates [Line Items]
Price paid for shares								$ 22
Price paid for debt								$ 1,728
Ownership interest								22.60%
Investments								$ 1,750
Receivables stated value								4,146
Allowance for credit losses								2,418
Estimated loss on investment			$ 0		975		775
Guaranteed to repurchase full investment								$ 1,750
Freezone I-SEC Korea Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest																50.00%
Investments										₩ 33,789	27
Investment sold									€ 25		27
Investment write off			131
Realized Investment Gain (Loss)		₩ (125,240)	$ (97)	₩ (10,491)	(8)	₩ (17,742)	$ (15)
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Market value					$ 120						$ 146
Ownership interest									1.00%	1.00%	1.00%